Commitments and Contingencies (Details Narrative)				1 Months Ended		6 Months Ended		12 Months Ended		17 Months Ended	29 Months Ended
	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	May 04, 2016 USD ($)	Jun. 30, 2012	Nov. 30, 2009	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Aug. 12, 2016 USD ($)
Penalty amount						$ 30,000		$ 30,000			$ 30,000
Rent expense						14,527	$ 15,729	30,521	$ 28,992
Contract cost						84,043
Royalties percentage	2.00%	2.00%
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage				2.00%	2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage				5.00%	5.00%
New Five-Year Operating Lease Agreement [Member]
Payments for fees			$ 2,325
New Five-Year Operating Lease Agreement [Member] | AUD [Member]
Payments for fees			$ 3,300
Quality Assurance Agreement [Member]
Contract cost						49,854		$ 701,973	$ 937,219	$ 1,639,192	1,689,146
Quality Assurance Agreement [Member] | Minimum [Member]
Anticipated payment												$ 2,500,000
Quality Assurance Agreement [Member] | Maximum [Member]
Anticipated payment												$ 5,000,000
One-Year Collaboration Agreement [Member]
Payment for services	$ 59,508
One-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €		€ 52,000
Two-Year Collaboration Agreement [Member]
Payment for services	$ 45,775
Two-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €		€ 40,000
IRS [Member]
Penalty amount						$ 10,000					$ 10,000